FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Measurements Disclosure [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 16 - FAIR VALUE MEASUREMENTS

The Company determines the fair market values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, Fair Value Measurements and Disclosures, which requires an entity to maximize the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 - Inputs other than quoted prices included with Level 1 that are observable for the asset or liability either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived from or corroborated by market data by correlation or other means.

•	Level 3 - Unobservable inputs for determining the fair value of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Securities: The fair value of available-for-sale securities are determined by various valuation methodologies. Where quoted market prices are available in an active market, securities are classified within Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. For these investments, the pricing applications apply available information as applicable through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. They also use model processes, such as the Option Adjusted Spread model to assess interest rate impact and develop prepayment scenarios. In the case of municipal securities, information on the Bloomberg terminal such as credit ratings, credit support, and call features are used to set the matrix values for the issues, which will be used to determine the yields from which the market values are calculated each month. Because they are not price quote valuations, the pricing methods are considered Level 2 inputs. At December 31, 2015 and 2014, all of the Company’s securities fall within the Level 2 hierarchy for pricing. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. During the years ended December 31, 2015 and 2014, there were no transfers between Level 1 and Level 2. The valuation methodology was consistent for the years ended December 31, 2015 and 2014.

Foreclosed Assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Foreclosed assets are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Impaired Loans:  The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Appraisals for both foreclosed assets and collateral-dependent impaired loans are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the loan department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. On an annual basis, the Company compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustment should be made to the appraisal value to arrive at fair value.

Mortgage Servicing Rights: Annually, loan servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. If the carrying amount exceeds fair value, impairment is recorded so that the servicing asset is carried at fair value. Fair value is determined based on market prices for comparable mortgage servicing contracts, when available, resulting in a Level 2 classification, or alternatively based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model utilizes assumptions that market participants would use in estimating future net servicing income and that can be validated against available market data which also results in a Level 2 classification.

Assets measured at fair value on a recurring basis segregated by fair value hierarchy level during the periods ended December 31, 2015 and 2014 are summarized below:

	Fair Value Measurements at December 31, 2015 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$-	$29,048,102	$-	$29,048,102
State and municipal securities	-	45,734,239	-	45,734,239
Other securities	-	3,501	-	3,501
Mortgage-backed: residential	-	28,970,772	-	28,970,772
Total securities available for sale	$-	$103,756,614	$-	$103,756,614

	Fair Value Measurements at December 31, 2014 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$-	$25,869,606	$-	$25,869,606
State and municipal securities	-	45,573,608	-	45,573,608
Other securities	-	3,501	-	3,501
Mortgage-backed: residential	-	32,778,977	-	32,778,977
Total securities available for sale	$-	$104,225,692	$-	$104,225,692

Assets measured at fair value on a nonrecurring basis by fair value hierarchy level during the periods ended December 31, 2015 and 2014 are summarized below:

	Fair Value Measurements at December 31, 2015 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Commercial	$-	$-	$19,000	$19,000
Construction and land	-	-	604,500	$604,500

Total foreclosed assets	$-	$-	$623,500	$623,500

Impaired loans:
Real estate loans:
One-to-four family	$-	$-	$140,500	$140,500
Commercial	-	-	358,395	358,395
	-	-	498,895	498,895

Commercial business	-	-	239,062	239,062

Consumer:
Home equity	-	-	39,625	39,625

Total impaired loans	$-	$-	$777,582	$777,582

Mortgage Servicing Rights	$-	$1,109,720	$-	$1,109,720

	Fair Value Measurements at December 31, 2014 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Construction and land	-	-	1,042,087	1,042,087

Total foreclosed assets	$-	$-	$1,042,087	$1,042,087

Impaired loans:
Real estate loans:
One-to-four family	$-	$-	$707,838	$707,838
Commercial	-	-	1,342,966	1,342,966
	-	-	2,050,804	2,050,804

Total impaired loans	$-	$-	$2,050,804	$2,050,804

Foreclosed assets are collateral dependent and are recorded at the lesser of the recorded investment in the receivable or the appraised value less costs to sell and may be revalued on a nonrecurring basis. Foreclosed assets measured at fair value less costs to sell on a nonrecurring basis during the year ended December 31, 2015, had a net carrying amount of $623,500, which is made up of the outstanding balance of $1,337,678, net of cumulative write-downs of $714,178 which includes $355,500 that occurred during the year ended December 31, 2015. At December 31, 2014, foreclosed assets had a carrying amount of $1,042,087, which was made up of the outstanding balance of $1,754,187, net of write-downs of $712,100.

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $1,387,841, with a valuation allowance of $610,259 at December 31, 2015, resulting in a net increase in provision for loan losses of $241,673 for the year ended December 31, 2015. At December 31, 2014, impaired loans had a principal balance of $2,423,703 with a valuation allowance of $372,899, resulting in a net decrease in provision for loan losses of $43,704 for the year ended December 31, 2014.

The following table presents quantitative information about Level 3 fair value measurements for significant categories of financial instruments measured at fair value on a non-recurring basis at December 31, 2015:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Construction and land	$604,500	Sales Comparison	Adjustment for difference between comparable sales	-29% to 5%	-8.9%

Impaired loans:
Real estate loans:
One-to-four family	$140,500	Sales Comparison	Adjustment for difference between comparable sales	-19% to -7%	-13.0%
Commercial	88,000	Sales Comparison	Adjustment for difference between comparable sales	9% to 16%	12.8%
Commercial	270,395	Income Approach	Investment Capitalization Rates	9.0%	9.0%
Commercial business	121,094	Fair Value of Collateral	Discount for type of business assets	0% to 10%	7.0%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2014:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Construction and land	$1,042,087	Sales Comparison	Adjustment for difference between comparable sales	-10% to 30%	10.3%

Impaired loans:
Real estate loans:
One-to-four family	$707,838	Sales Comparison	Adjustment for difference between comparable sales	-23% to 13%	-7.2%
Commercial	1,342,966	Income Approach	Investment Capitalization Rates	3% to 27%	12.3%